Annual Total Returns[BarChart] - PGIM Government Money Market Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.02%	0.01%	0.01%	0.01%	0.02%	0.37%	1.46%	1.83%	0.26%